Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071-3106

December 16, 2011

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

Re:	CNI Charter Funds
(File Nos. 333-16093 and 811-07923)

Ladies and Gentlemen:

On behalf of CNI Charter Funds, a Delaware statutory trust (the “Trust”), we are hereby filing Post-Effective Amendment No. 48 to the Trust’s Registration Statement on Form N-1A pursuant to the Securities Act of 1933, as amended (the “1933 Act”) (Amendment No. 49 to the Registration Statement pursuant to the Investment Company Act of 1940, as amended) (the “Amendment”), relating to each of the series of the Trust (the “Funds”).

The Amendment is being filed for the purpose of completing non-material information contained in the prospectus and statement of additional information for the Funds and responding to comments provided by the staff of the Commission regarding Registrant’s filing on September 14, 2011, pursuant to paragraph (a) of Rule 485 under the 1933 Act.  As noted on its facing page, the Amendment is being filed under paragraph (b) of Rule 485 under the 1933 Act to become effective on December 19, 2011.  We have assisted in the preparation of the Amendment, and we represent that the Amendment does not contain disclosures which render it ineligible to become effective pursuant to paragraph (b) of Rule 485.

Please call the undersigned at (714) 830-0679 or Michael Glazer at (213) 680-6646 with any comments or questions relating to the Amendment.

Sincerely,

/s/ Laurie A. Dee

Laurie A. Dee